Xumanii, Inc. - (A Development Stage Company) - Statement of Cash Flows (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash Flows from Operating Activities
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation	500	0	500
Changes in operating Assets and Liabilities
Prepaid Expense	0	5,000	0
Accounts Payable	(58)	1,300	5,517
Net Cash Used In Operating Activities	(215,319)	(38,592)	(258,746)
Cash Flows from Investing Activities
Cash paid for purchase of fixed assets	(15,455)	0	(15,455)
Net Cash Used for Investing Activities	(15,455)	0	(15,455)
Cash Flows from Financing Activities
Proceeds from borrowing on debt	200,100	0	200,100
Related party advances	39,354	2,496	41,850
Proceeds of issuance of common stock net of issuance costs	0	12,882	40,976
Net Cash Provided by Financing Activities	239,454	15,378	282,926
Increase (decrease) in Cash and Cash Equivalents	8,680	(23,214)	8,725
Cash and Cash Equivalents, Beginning of Period	45	23,259	0
Cash and Cash Equivalents, End of Period	8,725	45	8,725
Supplemental Diclosures of Cash Flow Information
Cash Paid for Interest	0	0	0
Cash Paid for Income Taxes	$ 0	$ 0	$ 0